Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 4,441	$ 4,417	$ 4,357
Provision for credit losses	1,504	1,379	1,390
Loans charged-off	1,867	1,760	1,751
Less recoveries of loans charged-off	(413)	(406)	(421)
Net loans charged-off	1,454	1,354	1,330
Other changes		(1)
Balance at end of period	4,491	4,441	4,417
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,454	1,372	1,450
Provision for credit losses	315	333	186
Loans charged-off	399	350	414
Less recoveries of loans charged-off	(114)	(99)	(150)
Net loans charged-off	285	251	264
Balance at end of period	1,484	1,454	1,372
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	800	831	812
Provision for credit losses	13	(50)	19
Loans charged-off	21	9	30
Less recoveries of loans charged-off	(7)	(28)	(30)
Net loans charged-off	14	(19)
Balance at end of period	799	800	831
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	455	449	510
Provision for credit losses	(19)	23	(24)
Loans charged-off	34	48	65
Less recoveries of loans charged-off	(31)	(31)	(28)
Net loans charged-off	3	17	37
Balance at end of period	433	455	449
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	630	678	617
Provision for credit losses	276	211	304
Loans charged-off	385	383	355
Less recoveries of loans charged-off	(126)	(124)	(112)
Net loans charged-off	259	259	243
Balance at end of period	647	630	678
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,102	1,056	934
Provision for credit losses	919	892	908
Loans charged-off	1,028	970	887
Less recoveries of loans charged-off	(135)	(124)	(101)
Net loans charged-off	893	846	786
Balance at end of period	$ 1,128	1,102	1,056
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		31	34
Provision for credit losses		(30)	(3)
Other changes		$ (1)
Balance at end of period			$ 31